Goodwill And Other Intangible Assets (Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified							6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Retailer Relationships [Member]	Dec. 31, 2012 Retailer Relationships [Member]	Jun. 30, 2013 Other [Member]	Dec. 31, 2012 Other [Member]	Jun. 30, 2013 Minimum [Member] Retailer Relationships [Member]	Jun. 30, 2013 Minimum [Member] Other [Member]	Jun. 30, 2013 Maximum [Member] Retailer Relationships [Member]	Jun. 30, 2013 Maximum [Member] Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, amortization period, years							5 years	1 year	10 years	40 years
Intangible assets, gross			$ 53,344	$ 53,344	$ 9,418	$ 9,404
Intangible assets, accumulated amortization			(14,663)	(11,518)	(3,010)	(2,261)
Intangible assets, net	$ 45,089	$ 48,969	$ 38,681	$ 41,826	$ 6,408	$ 7,143